TWO ROADS SHARED TRUST

Hanlon Tactical Dividend and Momentum Fund

Class A HTDAX

Class C HTDCX

Class I HTDIX

Class R HTDRX

Investor Class HTDVX

Incorporated herein by reference is the definitive version of the prospectus for the Hanlon Tactical Dividend and Momentum Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 3, 2017 (SEC Accession No.  0001580642-17-002124).